UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2006

                                                           Shares
                       Industry                              Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Above-Average          Commercial Services &              149,000  Waste Management, Inc.                             $   5,584,520
Yield - 9.4%           Supplies - 1.6%
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication      311,000  AT&T, Inc. (f)                                        10,651,750
                       Services - 3.0%
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 1.8%               113,800  General Mills, Inc.                                    6,466,116
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.1%             271,200  Pfizer, Inc.                                           7,227,480
                       ------------------------------------------------------------------------------------------------------------
                       Trading Companies &                118,630  UAP Holding Corp.                                      2,969,309
                       Distributors - 0.9%
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Above-Average Yield                             32,899,175
-----------------------------------------------------------------------------------------------------------------------------------
Discount to            Diversified Telecommunication      222,600  Verizon Communications, Inc. (f)                       8,236,200
Assets - 5.5%          Services - 2.3%
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                 166,900  GlobalSantaFe Corp. (f)                                8,662,110
                       Services - 2.5%
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.5%                  33,600  Computer Sciences Corp. (b)                            1,775,760
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable               17,200  Consol Energy, Inc.                                      608,708
                       Fuels - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Discount to Assets                              19,282,778
-----------------------------------------------------------------------------------------------------------------------------------
Earnings               Aerospace & Defense - 1.8%          92,800  Northrop Grumman Corp.                                 6,160,992
Turnaround - 38.1%     ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 2.5%             115,900  Morgan Stanley                                         8,858,237
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.5%             91,800  Wachovia Corp.                                         5,094,900
                       ------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals -           99,200  International Business Machines Corp.                  9,159,136
                       3.5%                               558,700  Sun Microsystems, Inc. (b)                             3,033,741
                                                                                                                      -------------
                                                                                                                         12,192,877
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing -         402,400  The Kroger Co.                                         9,049,976
                       4.9%                               923,302  The Topps Co., Inc.                                    8,060,426
                                                                                                                      -------------
                                                                                                                         17,110,402
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 2.0%               282,500  Unilever NV (a)                                        6,836,500
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &            140,400  Baxter International, Inc.                             6,454,188
                       Supplies - 1.8%
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates -         192,300  General Electric Co.                                   6,751,653
                       1.9%
                       ------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools &               81,500  PerkinElmer, Inc.                                      1,740,840
                       Services - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.4%             166,900  Alcoa, Inc.                                            4,825,079
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable              128,800  Exxon Mobil Corp.                                      9,198,896
                       Fuels - 3.5%                        70,000  Peabody Energy Corp.                                   2,937,900
                                                                                                                      -------------
                                                                                                                         12,136,796
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.4%              91,100  GlaxoSmithKline Plc (a)                                4,851,075
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors &                   218,700  Analog Devices, Inc.                                   6,959,034
                       Semiconductor Equipment -          707,200  LSI Logic Corp. (b)                                    7,107,360
                       4.0%                                                                                           -------------
                                                                                                                         14,066,394
                       ------------------------------------------------------------------------------------------------------------
                       Software - 4.9%                  1,447,000  Borland Software Corp. (b)                             7,987,440
                                                          473,800  Parametric Technology Corp. (b)                        9,258,052
                                                                                                                      -------------
                                                                                                                         17,245,492
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 2.5%            138,000  Foot Locker, Inc.                                      3,200,220
                                                          270,700  The Gap, Inc. (f)                                      5,690,114
                                                                                                                      -------------
                                                                                                                          8,890,334
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Earnings Turnaround                            133,215,759
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2006

                                                           Shares
                       Industry                              Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Operational            Aerospace & Defense - 2.5%         176,100  Raytheon Co.                                       $   8,796,195
Restructuring - 25.5%  ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 2.6%             262,800  The Bank of New York Co., Inc.                         9,032,436
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 2.2%                   167,400  E.I. du Pont de Nemours & Co. (f)                      7,666,920
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial              272,840  JPMorgan Chase & Co.                                  12,943,530
                       Services - 3.7%
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 2.8%               1,519,000  Unisys Corp. (b)                                       9,934,260
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates -         276,600  Tyco International Ltd.                                8,140,338
                       2.3%
                       ------------------------------------------------------------------------------------------------------------
                       Media - 4.6%                       216,200  Comcast Corp. Special Class A (b)                      8,751,776
                                                          359,100  Time Warner, Inc.                                      7,185,591
                                                                                                                      -------------
                                                                                                                         15,937,367
                       ------------------------------------------------------------------------------------------------------------
                       Office Electronics - 2.4%          490,000  Xerox Corp. (b)                                        8,330,000
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.1%              54,600  Johnson & Johnson                                      3,680,040
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication         242,900  Sprint Nextel Corp. (f)                                4,539,801
                       Services - 1.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Operational Restructuring                       89,000,887
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-Book - 12.6%  Diversified Financial              218,000  Citigroup, Inc.                                       10,934,880
                       Services - 3.1%
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &             72,700  LifePoint Hospitals, Inc. (b)                          2,580,850
                       Services - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 8.8%                   230,900  American International Group, Inc.                    15,509,573
                                                          145,300  Genworth Financial, Inc. Class A                       4,858,832
                                                          200,945  The St. Paul Travelers Cos., Inc.                     10,274,318
                                                                                                                      -------------
                                                                                                                         30,642,723
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Price-to-Book                                   44,158,453
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-Earnings Per  Containers & Packaging - 2.3%      354,000  Packaging Corp. of America                             8,131,380
Share - 7.9%           ------------------------------------------------------------------------------------------------------------
                       Insurance - 1.5%                    73,000  XL Capital Ltd. Class A (f)                            5,150,150
                       ------------------------------------------------------------------------------------------------------------
                       Media - 1.7%                       102,300  Gannett Co., Inc. (f)                                  6,050,022
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable              125,600  Chevron Corp.                                          8,440,320
                       Fuels - 2.4%
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Price-to-Earnings Per Share                     27,771,872
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks
                                                                   (Cost - $275,962,294) - 99.0%                        346,328,924
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest  Other Interests (c)
-----------------------------------------------------------------------------------------------------------------------------------
Financial              Oil, Gas & Consumable          $ 1,981,437  WRT Energy Corp. (Litigation Trust
Restructuring - 0.0%   Fuels - 0.0%                                Certificates) (g)                                              0
                       ------------------------------------------------------------------------------------------------------------
                                                                   Total Other Interests
                                                                   (Cost - $202,416) - 0.0%                                       0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      $ 3,213,875  BlackRock Liquidity Series, LLC Cash Sweep
                                                                   Series I, 5.22% (d)($)                                 3,213,875
                                                       31,380,500  BlackRock Liquidity Series, LLC Money Market
                                                                   Series, 5.29% (d)(e)(h)                               31,380,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $34,594,375) - 9.9%                           34,594,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments
                                                                   (Cost - $310,759,085*) - 108.9%                      380,923,299

                                                                   Liabilities in Excess of Other Assets - (8.9%)       (31,100,216)
                                                                                                                      -------------
                                                                   Net Assets - 100.0%                                $ 349,823,083
                                                                                                                      =============

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2006

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 312,115,787
                                                                  =============
      Gross unrealized appreciation                               $  70,079,894
      Gross unrealized depreciation                                  (1,272,382)
                                                                  -------------
      Net unrealized appreciation                                 $  68,807,512
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
      Affiliate                                               Net Activity   Interest Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I    $ (1,132,743)     $     129,026
      BlackRock Liquidity Series, LLC Money Market Series    $(15,829,200)     $       8,362
      --------------------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or a portion of security, is on loan.
(g) Restricted security as to resale, representing 0.0% of net assets, were as follows:

      ---------------------------------------------------------------------------------------------------
      Issue                                            Acquisition Date         Cost              Value
      ---------------------------------------------------------------------------------------------------
      WRT Energy Corp. (Litigation Trust Certificates)      7/10/1997         $ 202,416         $      --
      ---------------------------------------------------------------------------------------------------

(h)   Represents the current yield as of October 31, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Focus Value Fund, Inc.

Date: December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Focus Value Fund, Inc.

Date: December 20, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Focus Value Fund, Inc.

Date: December 20, 2006